Item G.1.b.iv

BNY Mellon Municipal Bond Infrastructure Fund, Inc

(the "Fund")

Delinquent Section 16(a) Reports

Under Section 16(a) of the Exchange Act and Section 30(h) of the 1940 Act, and the rules thereunder, the Fund's officers and Directors, persons owning more than 10% of the Fund's Common Stock or RVMTP Shares, and certain additional persons are required to report their transactions in the Fund's Common Stock or RVMTP Shares to the SEC, the New York Stock Exchange and the Fund, as applicable. Based solely on written representations of such persons and on copies of reports that have been filed with the SEC, the Fund believes that, during the fiscal year ended February 28, 2022, all filing requirements applicable to such persons were complied with except that Form 3s were not filed on a timely basis for Tamara Belinfanti, who became an Advisory Board Member of the Fund on September 16, 2021, and the Investment Adviser. Form 3s were filed on September 28, 2021 and October 12, 2021 reflecting that Ms. Belinfanti and the Investment Adviser, respectively, did not own any Common Stock or RVMTP Shares.